Investment Securities and Mortgage-Backed Securities (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Reductions, Cash Flows	$ (158,068)	$ (438,754)
Roll-forward of the credit losses recognized in earnings
Beginning Balance	5,347,512	5,878,666
Additions for credit loss for which no previous other-than-temporary impairment was recognized	0	0
Reductions for previous credit losses realized on securities sold during the year	(2,043,787)	(92,400)
Ending Balance	$ 3,145,657	$ 5,347,512